CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	2017	2016
Cash at banks and on hand	840	1,707
Short-term deposits with original maturity of less than three months	464	1,235

Total cash and cash equivalents	1,304	2,942